Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Presents the Intangible Assets	The following table presents the intangible assets as of the respective balance sheet dates:
	Software	Capitalized software development costs	Total
	$	$	$
Balance as of January 1, 2022	-	978	978
Additions	-	-	-
Disposal	-	-	-
Amortization expense	-	(978)	(978)
Foreign currency translation difference	-	-	-

Accumulated impairment loss	-	-	-
Foreign currency translation difference	-	-	-

Balance as of December 31, 2022	-	-	-

Additions	-	-	-
Amortization expense	-	-	-
Foreign currency translation difference	-	-	-

Accumulated impairment loss	-	-	-
Foreign currency translation difference	-	-	-
	-	-	-
Balance as of December 31, 2023	-	-	-